4. DISCONTINUED OPERATIONS (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations Details 1
Revenues from discontinued operations	$ 0	$ 1,429,929	$ 1,907,903	$ 2,081,334
Cost of revenues	0	(814,335)	(1,727,534)	(1,706,735)
Selling, general and administrative expenses	0	(512,127)	(237,298)	(562,263)
Other income (expense):	0	225	(286)	700
Gain on disposal of discontinued operations	1,230	0
Income from discontinued operations before taxes	1,230	103,692	(57,942)	(186,788)
Income tax expense.	0	0
Income from discontinued operations	$ 1,230	$ 103,692	$ (57,942)	$ (186,788)